Annual Total Returns - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND (SERVICE) [BarChart] - Service - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(0.08%)
Annual Return 2012	10.64%
Annual Return 2013	44.96%
Annual Return 2014	1.81%
Annual Return 2015	(3.85%)
Annual Return 2016	13.11%
Annual Return 2017	14.62%
Annual Return 2018	(5.27%)
Annual Return 2019	33.51%
Annual Return 2020	33.04%